Provision for Legal and Administrative Claims (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for Legal and Administrative Claims [Line Items]
Provisions	R$ 254,723	R$ 17,484	R$ 11,063
Reclassification	147,457
Labor obligation	126,966
Taxes payable	20,491
Civil Claims [Member]
Provision for Legal and Administrative Claims [Line Items]
Provisions	20,239	8,256	6,652
Risk of Loss on Provision		145,496
Labor Claims [Member]
Provision for Legal and Administrative Claims [Line Items]
Provisions	22,694	9,228	4,411
Risk of Loss on Provision	48,265	57,383
Tax contingencies	64,334
Tax Claims [Member]
Provision for Legal and Administrative Claims [Line Items]
Provisions	211,790
Risk of Loss on Provision	R$ 133,967	R$ 727